Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees of

Jackson Variable Series Trust:

In planning and performing our audits of the financial statements (consolidated, where applicable) and financial highlights of each series within Jackson Variable Series Trust including JNL iShares Tactical Moderate Fund (name changed from JNL Tactical ETF Moderate Fund), JNL iShares Tactical Moderate Growth Fund (name changed from JNL Tactical ETF Moderate Growth Fund), JNL iShares Tactical Growth Fund (name changed from JNL Tactical ETF Growth Fund), JNL/AQR Risk Parity Fund, JNL/BlackRock Global Long Short Credit Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine® Total Return Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Epoch Global Shareholder Yield Fund, JNL/FAMCO Flex Core Covered Call Fund, JNL/Lazard International Strategic Equity Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/PIMCO Investment Grade Corporate Bond Fund (name changed from JNL/PIMCO Credit Income Fund), JNL/PPM America Long Short Credit Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/The Boston Company Equity Income Fund, JNL/The London Company Focused U.S. Equity Fund, JNL/VanEck International Gold Fund and JNL/WCM Focused International Equity Fund within the Jackson Variable Series Trust Sub-advised financial statements and JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Institutional Alt 100 Fund, JNL/American Funds® Global Growth Fund and JNL/American Funds® Growth Fund within the Jackson Variable Series Trust Fund of Funds and Master Feeder Funds financial statements (the “Funds”), as of and for the year ended December 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and financial highlights for external purposes in accordance with U.S. generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and financial highlights in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and Board of Trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements and financial highlights.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements and financial highlights will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of December 31, 2018.

This report is intended solely for the information and use of management and the Board of Trustees of Jackson Variable Series Trust and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Chicago, Illinois

February 25, 2019